Revenues - Summary of Revenues (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of revenue [line items]
Revenue from contract with customers	¥ 115,278	¥ 102,475	¥ 98,904
Total revenue from contracts with customers	115,278	102,475	98,904
Total revenue from contracts with customers	115,278	102,475	98,904
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan) [member]
Disclosure of revenue [line items]
Revenue from contract with customers	76,449
Total revenue from contracts with customers	76,449
Total revenue from contracts with customers	76,449
International [member]
Disclosure of revenue [line items]
Revenue from contract with customers	34,744
Total revenue from contracts with customers	34,744
Total revenue from contracts with customers	34,744
Regional (Hong Kong, Macau and Taiwan) [member]
Disclosure of revenue [line items]
Revenue from contract with customers	4,017
Total revenue from contracts with customers	4,017
Total revenue from contracts with customers	4,017
Operating segments [member]
Disclosure of revenue [line items]
Revenue from contract with customers	115,210
Total revenue from contracts with customers	115,210
Total revenue from contracts with customers	115,210
Unallocated [member]
Disclosure of revenue [line items]
Revenue from contract with customers	1,425
Total revenue from contracts with customers	1,425
Total revenue from contracts with customers	1,425
Eliminations [member]
Disclosure of revenue [line items]
Revenue from contract with customers	(1,425)
Total revenue from contracts with customers	(1,425)
Total revenue from contracts with customers	(1,425)
Traffic Revenues [member]
Disclosure of revenue [line items]
Revenue from contract with customers		95,187	89,554
Total revenue from contracts with customers		95,187	89,554
Total revenue from contracts with customers		95,187	89,554
Passenger [member]
Disclosure of revenue [line items]
Revenue from contract with customers	104,309	91,564	83,577
Total revenue from contracts with customers	104,309	91,564	83,577
Total revenue from contracts with customers	104,309	91,564	83,577
Cargo And Mail [member]
Disclosure of revenue [line items]
Revenue from contract with customers	3,627	3,623	5,977
Total revenue from contracts with customers	3,627	3,623	5,977
Total revenue from contracts with customers	3,627	3,623	5,977
Tour Operations [member]
Disclosure of revenue [line items]
Revenue from contract with customers	2,173	2,322	3,113
Total revenue from contracts with customers	2,173	2,322	3,113
Total revenue from contracts with customers	2,173	2,322	3,113
Ground Service [member]
Disclosure of revenue [line items]
Revenue from contract with customers	1,211	1,323	2,850
Total revenue from contracts with customers	1,211	1,323	2,850
Total revenue from contracts with customers	1,211	1,323	2,850
Cargo Handling And Processing Income [member]
Disclosure of revenue [line items]
Revenue from contract with customers		69	794
Total revenue from contracts with customers		69	794
Total revenue from contracts with customers		69	794
Commission Income [member]
Disclosure of revenue [line items]
Revenue from contract with customers	101	112	92
Total revenue from contracts with customers	101	112	92
Total revenue from contracts with customers	101	112	92
Other income [member]
Disclosure of revenue [line items]
Revenue from contract with customers	1,691	3,423	2,464
Total revenue from contracts with customers	1,691	3,423	2,464
Total revenue from contracts with customers	1,691	3,423	2,464
Rental Income [member]
Disclosure of revenue [line items]
Revenue from contract with customers	68	39	37
Total revenue from contracts with customers	68	39	37
Total revenue from contracts with customers	68	¥ 39	¥ 37
Ticket Cancellation Fee [member]
Disclosure of revenue [line items]
Revenue from contract with customers	2,098
Total revenue from contracts with customers	2,098
Total revenue from contracts with customers	2,098
Airline transportation operations [member]
Disclosure of revenue [line items]
Revenue from contract with customers	112,508
Total revenue from contracts with customers	112,508
Total revenue from contracts with customers	112,508
Airline transportation operations [member] | Domestic (the PRC, excluding Hong Kong, Macau and Taiwan) [member]
Disclosure of revenue [line items]
Revenue from contract with customers	73,747
Total revenue from contracts with customers	73,747
Total revenue from contracts with customers	73,747
Airline transportation operations [member] | International [member]
Disclosure of revenue [line items]
Revenue from contract with customers	34,744
Total revenue from contracts with customers	34,744
Total revenue from contracts with customers	34,744
Airline transportation operations [member] | Regional (Hong Kong, Macau and Taiwan) [member]
Disclosure of revenue [line items]
Revenue from contract with customers	4,017
Total revenue from contracts with customers	4,017
Total revenue from contracts with customers	4,017
Airline transportation operations [member] | Operating segments [member]
Disclosure of revenue [line items]
Revenue from contract with customers	112,508
Total revenue from contracts with customers	112,508
Total revenue from contracts with customers	112,508
Airline transportation operations [member] | Passenger [member]
Disclosure of revenue [line items]
Revenue from contract with customers	104,309
Total revenue from contracts with customers	104,309
Total revenue from contracts with customers	104,309
Airline transportation operations [member] | Cargo And Mail [member]
Disclosure of revenue [line items]
Revenue from contract with customers	3,627
Total revenue from contracts with customers	3,627
Total revenue from contracts with customers	3,627
Airline transportation operations [member] | Ground Service [member]
Disclosure of revenue [line items]
Revenue from contract with customers	1,211
Total revenue from contracts with customers	1,211
Total revenue from contracts with customers	1,211
Airline transportation operations [member] | Commission Income [member]
Disclosure of revenue [line items]
Revenue from contract with customers	101
Total revenue from contracts with customers	101
Total revenue from contracts with customers	101
Airline transportation operations [member] | Other income [member]
Disclosure of revenue [line items]
Revenue from contract with customers	1,162
Total revenue from contracts with customers	1,162
Total revenue from contracts with customers	1,162
Airline transportation operations [member] | Ticket Cancellation Fee [member]
Disclosure of revenue [line items]
Revenue from contract with customers	2,098
Total revenue from contracts with customers	2,098
Total revenue from contracts with customers	2,098
Other Operation [member]
Disclosure of revenue [line items]
Revenue from contract with customers	2,702
Total revenue from contracts with customers	2,702
Total revenue from contracts with customers	2,702
Other Operation [member] | Domestic (the PRC, excluding Hong Kong, Macau and Taiwan) [member]
Disclosure of revenue [line items]
Revenue from contract with customers	2,702
Total revenue from contracts with customers	2,702
Total revenue from contracts with customers	2,702
Other Operation [member] | Operating segments [member]
Disclosure of revenue [line items]
Revenue from contract with customers	2,702
Total revenue from contracts with customers	2,702
Total revenue from contracts with customers	2,702
Other Operation [member] | Unallocated [member]
Disclosure of revenue [line items]
Revenue from contract with customers	1,425
Total revenue from contracts with customers	1,425
Total revenue from contracts with customers	1,425
Other Operation [member] | Eliminations [member]
Disclosure of revenue [line items]
Revenue from contract with customers	(1,425)
Total revenue from contracts with customers	(1,425)
Total revenue from contracts with customers	(1,425)
Other Operation [member] | Tour Operations [member]
Disclosure of revenue [line items]
Revenue from contract with customers	2,173
Total revenue from contracts with customers	2,173
Total revenue from contracts with customers	2,173
Other Operation [member] | Other income [member]
Disclosure of revenue [line items]
Revenue from contract with customers	529
Total revenue from contracts with customers	529
Total revenue from contracts with customers	529
Contracts with customers [member]
Disclosure of revenue [line items]
Revenue from contract with customers	115,210
Total revenue from contracts with customers	115,210
Total revenue from contracts with customers	¥ 115,210